DISCONTINUED OPERATIONS (Details 4) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2016 CNY (¥)
Depreciation and amortization	¥ 0	$ 0	¥ 11,295	¥ 11,295
Asset impairment	0	0	0	0
Capital expenditures	¥ 0	$ 0	¥ 0	¥ 2,510